ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES

iHuman Inc. (the “Company”) is an exempted company incorporated in the Cayman Islands in September 2019. The Company, its subsidiaries, variable interest entity (“VIE”), and VIE’s subsidiaries are hereinafter collectively referred to as the “Group”. The Group is principally engaged in offering an integrated suite of tech-powered, intellectual development products and is committed to making the child-rearing experience easier for parents and transforming cognitive development into a fun journey for children. The Group generates its revenues from the subscription fees that users paid for the premium content of its self-directed and interactive online applications, as well as from offline products and others. The majority of the Group’s revenues are generated from People’s Republic of China (the “PRC”).

Restructuring

The Group underwent a series of restructurings in 2019 and 2020 to reorganize certain offline business of Hongen Education & Technology Co., Ltd. and certain of its subsidiaries (collectively, “Hongen Education”) into the Group (the “Onshore Restructuring”) and to establish the Company as the parent company and Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”) as the VIE of the Company (the “Offshore Restructuring”). The Onshore Restructuring and Offshore Restructuring are hereinafter collectively referred to as the “Restructuring”.

Onshore Restructuring

Tianjin Hongen was established to carry out the Group’s online application offerings and commenced operations in March 2016. In November 2019, Tianjin Hongen, through its wholly-owned subsidiary, Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”), acquired certain offline business for a cash consideration of RMB66,000 thousand from Hongen Education, which was fully paid in 2020.

Upon the completion of the Onshore Restructuring, Tianjin Hongen succeeded the acquired offline business of Hongen Education. As Tianjin Hongen and Hongen Education were under common control of Mr. Michael Yufeng Chi (the “Controlling Shareholder”) through an act-in-concert agreement with his brother, Mr. Hanfeng Chi, for all the periods presented, the Onshore Restructuring was accounted for in a manner similar to a pooling of interest with acquired assets and liabilities recognized at their historical amount in the consolidated financial statements.

Offshore Restructuring

In September 2019, the Company issued a total of 215,053,763 ordinary shares to the shareholders of Tianjin Hongen as consideration in exchange for their respective equity interests in Tianjin Hongen. In October 2019, the Company incorporated a wholly-owned subsidiary, iHuman Online Limited (“iHuman Online”) in Hong Kong, and in November 2019, the Company incorporated another wholly-owned subsidiary, Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”) in the PRC. In June 2020, the Company, Hongen Investment, Tianjin Hongen and its registered shareholders entered into a series of contractual agreements (the “Contractual Agreements”) pursuant to which the Company became the primary beneficiary of Tianjin Hongen.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

As the Company and Tianjin Hongen were under common control of the Controlling Shareholder, the Offshore Restructuring was also accounted for in a manner similar to a pooling of interest as if the corporate structure of the Company had been in existence since the beginning of the periods presented. Furthermore, the ordinary shares of the Company were recorded at their original issue price, and have been retrospectively presented to reflect the historical equity transactions of the Group.

On October 8, 2020, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 13).

The Company’s principal subsidiaries, the VIE and VIE’s subsidiaries are as follows:

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online	October 2, 2019	HK	100%	Investment holding and operation of online applications
Hongen Investment	November 11, 2019	PRC	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	PRC	100%	Research and development
Variable interest entity
Tianjin Hongen	March 30, 2016	PRC	Nil	Operation of online applications
Subsidiaries of the VIE
Beijing Hongen Perfect Future Education Technology Co., Ltd.	July 1, 2016	PRC	Nil	Research and development
Tianjin Hongen Perfect Technology Development Co., Ltd.	August 26, 2019	PRC	Nil	Operation of online applications
Beijing Jinhongen	September 4, 2019	PRC	Nil	Offering of products and other services

To comply with PRC laws and regulations which have certain limitation of foreign control of companies that engage in value-added telecommunication services and certain other businesses, the Group primarily conducts its business in the PRC through the VIE and VIE’s subsidiaries. The equity interests of the VIE are legally held by the PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through WFOE has the power to direct activities of the VIE that most significantly impact its economic performance. Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the WFOE, who immediately assigned the voting rights underlying their equity interests in the VIE to the Company. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIE that potentially could be significant to the VIE. Based on the above, the Company is considered the primary beneficiary of the VIE and consolidates the VIE in accordance with the Securities and Exchange Commission (the “SEC”) Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The following is a summary of the Contractual Agreements:

Powers of Attorneys

Pursuant to the powers of attorneys executed by the Nominee Shareholders, the Nominee Shareholders agreed to entrust to Hongen Investment an irrevocable proxy to exercise all of their rights as shareholders of Tianjin Hongen, the VIE, and to approve, on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of Tianjin Hongen. Hongen Investment is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The powers of attorneys remain valid until the exclusive management services and business cooperation agreement expires or terminates.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders irrevocably granted Hongen Investment or its designee(s) an exclusive call option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in Tianjin Hongen. Hongen Investment has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the call option to purchase all or part of the equity interests in Tianjin Hongen or assets held by Tianjin Hongen will be the minimum amount of consideration permitted under the then-applicable PRC laws. Without the prior consent of Hongen Investment, Tianjin Hongen and its Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders. The exclusive call option agreement will remain in effect until all the equity interests held by Nominee Shareholders or the assets held by Tianjin Hongen are transferred to Hongen Investment or its designee(s). Hongen Investment may terminate the exclusive call option agreement at its sole discretion, whereas under no circumstances may Tianjin Hongen or its Nominee Shareholders terminate this agreement. Any proceeds received by the Nominee Shareholders from the exercise of the option and distribution of profits or dividends, shall be remitted to Hongen Investment or its designee(s), to the extent permitted under PRC laws.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among Hongen Investment, Tianjin Hongen and the Nominee Shareholders, Hongen Investment has the exclusive right to provide technical and consulting services to Tianjin Hongen and its subsidiaries, including but not limited to management consultancy services, permission of intellectual property rights, technical support and business support. Without the prior written consent of Hongen Investment, Tianjin Hongen may not accept any services subject to this exclusive management services and business cooperation agreement from any third party, while Hongen Investment has the right to designate any party to provide such services. In return, Tianjin Hongen agrees to pay a service fee to Hongen Investment. Hongen Investment has the right to unilaterally adjust the service fee. The exclusive management services and business cooperation agreement is effective within the operating period of Tianjin Hongen. Hongen Investment may terminate this agreement unilaterally, whereas under no circumstances can Tianjin Hongen and the Nominee Shareholders terminate this agreement.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among Hongen Investment, Tianjin Hongen and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Tianjin Hongen to Hongen Investment to guarantee the performance of Tianjin Hongen and their obligations under the Contractual Agreements described above. During the term of the equity interest pledge agreement, Hongen Investment has the right to receive all of Tianjin Hongen’s dividends and profits distributed on the pledged equity. In the event of a breach by Tianjin Hongen or any of its Nominee Shareholders of the contractual obligations under the equity interest pledge agreement, Hongen Investment or its designee(s), as pledgee, will have the right to purchase, auction or sell all or part of the pledged equity interests in Tianjin Hongen and will have priority in receiving the proceeds from such disposal. Tianjin Hongen and its Nominee Shareholders, undertake that, without the prior written consent of Hongen Investment, they will not transfer, create or allow any encumbrance on the pledged equity interests. The equity interest pledge agreement will be valid until Tianjin Hongen and its Nominee Shareholders fulfill all contractual obligations under the Contractual Agreements.

Financial Support Letter

Pursuant to the financial support letter, the Company is obligated and hereby undertakes to provide unlimited financial support to Tianjin Hongen, to the extent permissible under the applicable PRC laws and regulations. The Company agrees to forego the right to seek repayment in the event if Tianjin Hongen is unable to repay such funding.

Resolution of the Company’s board of directors

The Company’s board of directors resolved that the rights under the powers of attorneys and the exclusive call option agreement were assigned to any officer authorized by the Company’s board of directors.

In the opinion of the Company’s legal counsel, (i) the ownership structures of the VIE and WFOE are not in violation of applicable PRC laws and regulations currently in effect; and (ii) the Contractual Agreements are valid, binding and enforceable, and will not result in any violation of applicable PRC laws and regulations currently in effect; (iii) the financial support letter issued by the Company to the VIE, and the resolutions are valid in accordance with the articles of association of the Company.

However, uncertainties in the PRC legal system could cause relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these Contractual Agreements. Furthermore, the Nominee Shareholders of the VIE may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIE. In addition, if the Nominee Shareholders will not remain the shareholders of the VIE, breach, or cause the VIE to breach, or refuse to renew, the existing Contractual Agreements the Company has with them and the VIE, the Company may not be able to direct activities of the VIE that most significantly impact its economic performance and receive economic benefits from it, which may result in deconsolidation of the VIE.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

As of December 31, 2021 and 2022, there were no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settle their obligations. All liabilities of the VIE and VIE’s subsidiaries are without recourse to the Company.

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	315,775	505,621	73,308
Accounts receivable, net of allowance of RMB381 and RMB5,407 (US$784) as of December 31, 2021 and 2022, respectively	56,132	79,606	11,542
Inventories, net	28,054	19,199	2,784
Amounts due from related parties (including amounts due from Group companies of RMB67,899 and RMB111,494 (US$16,165) as of December 31, 2021 and 2022, respectively)	70,744	113,233	16,417
Prepayments and other current assets	72,332	101,022	14,647
Total current assets	543,037	818,681	118,698
Non‑current assets
Property and equipment, net	11,949	8,909	1,292
Intangible assets, net	17,259	16,554	2,400
Operating lease right‑of‑use assets	19,100	9,777	1,419
Long-term investment	—	26,333	3,818
Amounts due from related parties	3,009	—	—
Other non‑current assets	3,604	3,747	543
Total non‑current assets	54,921	65,320	9,472
Total assets	597,958	884,001	128,170
LIABILITIES
Current liabilities
Accounts payable	25,950	23,781	3,448
Deferred revenue and customer advances	302,980	379,063	54,959
Amounts due to related parties (including amounts due to Group companies of RMB8,410 and RMB11,489 (US$1,666) as of December 31, 2021 and 2022, respectively)	12,289	16,309	2,365
Accrued expenses and other current liabilities	88,053	105,897	15,354
Current operating lease liabilities	11,735	4,626	671
Total current liabilities	441,007	529,676	76,797
Non‑current liabilities
Non‑current operating lease liabilities	6,501	2,894	420
Total non‑current liabilities	6,501	2,894	420
Total liabilities	447,508	532,570	77,217

The VIE and VIE’s subsidiaries’ net asset balances were RMB150,450 thousand and RMB351,431 thousand (US$50,953 thousand) as of December 31, 2021 and 2022, respectively.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income (loss) for years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	531,915	944,722	985,436	142,875
Net income (loss)	(23,486)	92,175	189,204	27,432

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	218,765	144,980	258,279	37,447
Net cash used in investing activities	(15,622)	(76,555)	(68,433)	(9,922)
Net cash provided by (used in) financing activities	(60,773)	97	—	—
Net increase in cash and cash equivalents	142,370	68,522	189,846	27,525